T. ROWE PRICE International Discovery Fund
July 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.2%
Common Stocks 1.2%
MercadoLibre (USD) (1) 109,600 89,183
Total Argentina (Cost
$35,482
)
89,183
AUSTRALIA 3.0%
Common Stocks 3.0%
ALS  1,654,640 13,590
Cochlear  287,552 43,342
IDP Education  1,570,896 31,606
oOh!media  17,785,816 15,649
OZ Minerals  2,294,655 30,646
Steadfast Group  13,966,862 52,362
Xero (1) 428,328 28,218
Total Australia (Cost
$135,607
)
215,413
AUSTRIA 1.4%
Common Stocks 1.4%
BAWAG Group  1,738,688 80,275
Mayr Melnhof Karton  134,618 21,509
Total Austria (Cost
$108,760
)
101,784
BELGIUM 0.2%
Common Stocks 0.2%
Lotus Bakeries  2,630 14,962
Total Belgium (Cost
$15,366
)
14,962
BRAZIL 1.5%
Common Stocks 1.2%
Arco Platform, Class A (USD) (1)(2) 1,666,800 24,168
Boa Vista Servicos  4,929,057 5,192
CI&T, Class A (USD) (1)(2) 1,017,296 11,516
Grupo SBF  7,428,000 29,818
Intelbras Industria de Telecomunicacao Eletronica Brasileira  3,352,700 17,677
88,371
T. ROWE PRICE International Discovery Fund

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Preferred Stocks 0.3%
Marcopolo (3) 45,067,283 21,688
21,688
Total Brazil (Cost
$155,597
)
110,059
CANADA 4.6%
Common Stocks 4.6%
Altus Group  843,200 34,616
Aritzia (1) 1,138,600 35,922
CAE (1)(2) 1,242,500 32,873
Definity Financial  963,464 27,763
dentalcorp Holdings (1)(2) 2,577,008 21,955
Descartes Systems Group (1) 863,300 59,636
Shopify, Class A (1) 1,080,760 37,650
Spin Master (1) 1,581,625 58,952
Summit Industrial Income REIT  1,319,800 19,201
Total Canada (Cost
$212,341
)
328,568
CHINA 14.8%
Common Stocks 7.9%
BOE Varitronix (HKD)  8,830,000 20,529
China Resources Gas Group (HKD)  11,706,000 49,123
China Resources Mixc Lifestyle Services (HKD)  15,605,000 66,115
Country Garden Services Holdings (HKD)  14,075,000 31,388
H World Group (HKD)  10,668,900 41,841
Haier Smart Home, Class H (HKD)  13,536,600 43,324
Kanzhun, ADR (USD) (1) 4,638,073 109,041
Li Ning (HKD)  4,205,000 34,109
Shandong Weigao Group Medical Polymer, Class H (HKD)  22,589,200 28,256
Tingyi Cayman Islands Holding (HKD)  23,018,000 37,892
Tsingtao Brewery, Class H (HKD)  5,342,000 52,181
Yangzijiang Shipbuilding Holdings (SGD)  69,742,800 47,021
560,820
Common Stocks - China A Shares 6.9%
Bafang Electric Suzhou, A Shares (CNH)  905,980 23,569
China Oilfield Services, A Shares (CNH)  11,204,619 22,051
Fuyao Glass Industry Group, A Shares (CNH)  6,904,438 42,052
Hichain Logistics, A Shares (4) 4,326,643 15,792
Hongfa Technology, A Shares (CNH)  6,894,832 42,090
Jason Furniture Hangzhou, A Shares (CNH)  6,158,988 42,281
Jiangsu GoodWe Power Supply Technology, A Shares (CNH)  387,417 20,365
Qingdao Haier Biomedical, A Shares (4) 4,357,496 45,007

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Shandong Pharmaceutical Glass, A Shares (CNH)  5,677,014 22,117
Shenzhen Megmeet Electrical, A Shares (CNH)  9,553,386 42,222
Warom Technology, A Shares (4) 12,371,343 45,829
Yantai Jereh Oilfield Services Group, A Shares (CNH)  3,986,500 21,271
YTO Express Group, A Shares (CNH)  204,300 584
Zhejiang HangKe Technology, A Shares (CNH)  1,577,863 17,539
Zhejiang Shuanghuan Driveline, A Shares (4) 9,746,107 57,283
Zhongji Innolight, A Shares (CNH)  6,481,944 31,592
491,644
Total China (Cost
$990,953
)
1,052,464
DENMARK 0.5%
Common Stocks 0.5%
Ambu, Class B  897,084 10,199
Zealand Pharma (1) 1,311,426 23,652
Total Denmark (Cost
$40,544
)
33,851
EGYPT 0.3%
Common Stocks 0.3%
Edita Food Industries, GDR (USD)  1,547,875 3,305
Integrated Diagnostics Holdings (USD)  19,203,563 15,891
Total Egypt (Cost
$27,589
)
19,196
FINLAND 0.3%
Common Stocks 0.3%
QT Group (1)(2) 251,049 20,300
Total Finland (Cost
$10,632
)
20,300
FRANCE 3.2%
Common Stocks 3.2%
BioMerieux  151,921 16,444
Edenred  648,174 33,271
Esker  135,920 20,417
Eurofins Scientific  961,281 74,940
SPIE  2,418,672 58,084
Tikehau Capital (2) 1,162,815 28,769
Total France (Cost
$157,095
)
231,925

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 4.3%
Common Stocks 4.3%
Adesso  68,533 11,874
AIXTRON  1,724,883 44,593
Auto1 Group (1) 749,730 6,467
CANCOM  597,855 20,438
Evotec (1) 731,254 18,999
flatexDEGIRO (1)(2) 2,434,897 24,766
Hypoport (1) 68,100 14,155
Knaus Tabbert (2) 400,468 12,087
MYT Netherlands Parent, ADR (USD) (1)(2) 1,013,682 13,370
Nagarro (1)(2) 180,670 21,188
Norma Group  842,781 15,723
Scout24  592,849 33,892
Shop Apotheke Europe (1) 698,256 67,806
Total Germany (Cost
$362,163
)
305,358
HONG KONG 0.2%
Common Stocks 0.2%
Impro Precision Industries  54,349,000 15,977
Total Hong Kong (Cost
$21,124
)
15,977
INDIA 3.8%
Common Stocks 3.8%
Astral  1,809,514 41,647
Blue Star  2,048,556 25,460
CreditAccess Grameen (1) 1,781,945 23,770
Dr Lal PathLabs  372,152 10,858
Fine Organic Industries  233,548 15,979
FSN E-Commerce Ventures (1) 852,559 15,127
Info Edge India  291,235 15,986
Polycab India  1,091,552 32,055
TeamLease Services (1) 542,633 23,980
Torrent Pharmaceuticals  2,355,524 45,395
V-Mart Retail (1) 408,578 14,383
Zomato (1) 13,417,880 7,865
Total India (Cost
$187,639
)
272,505

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
IRELAND 0.5%
Common Stocks 0.5%
Cairn Homes (GBP)  29,757,760 33,279
Total Ireland (Cost
$38,111
)
33,279
ITALY 4.1%
Common Stocks 4.1%
Amplifon  3,465,511 114,598
Carel Industries  3,280,261 74,735
Ermenegildo Zegna Holditalia (USD)  3,064,085 33,705
FinecoBank Banca Fineco  3,671,020 45,623
GVS (1) 2,606,906 25,330
Total Italy (Cost
$145,480
)
293,991
JAPAN 18.7%
Common Stocks 18.7%
Aida Engineering  2,198,300 15,131
Aiful  17,763,400 52,088
Aruhi (2) 1,733,600 13,905
Daiwabo Holdings  3,548,900 50,947
DIC  1,587,300 29,355
Disco  94,300 23,040
eGuarantee  761,500 13,364
Eiken Chemical  1,999,200 29,572
Electric Power Development  2,520,300 42,524
Fujitec  1,306,900 28,054
Fujitsu General  779,300 16,616
Fukui Computer Holdings  719,300 19,014
Hanwa  1,955,800 42,775
Hikari Tsushin  339,000 37,354
Horiba  477,500 23,536
Idec  1,322,800 29,518
Media Do  772,200 12,803
METAWATER  1,459,200 21,812
Mitsui Mining & Smelting  1,357,500 32,510
Modec (1) 1,902,400 17,730
Musashi Seimitsu Industry  2,520,400 27,111
Nakanishi  1,601,100 30,133
NET One Systems  1,125,400 26,210
Nextage  3,281,800 72,590
NGK Spark Plug  1,705,000 33,388

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Nifco  935,700 22,708
Nippon Ceramic  679,400 10,690
Nippon Seiki  2,801,100 17,980
Nippon Soda (3) 1,510,300 47,748
Nipro  5,028,500 44,098
Nitto Boseki  523,700 9,528
NSK  5,328,400 29,840
Obara Group (2)(3) 1,353,900 30,558
PALTAC  167,600 5,254
Persol Holdings  1,038,900 21,507
Rinnai  159,300 12,111
Ryohin Keikaku  1,643,400 16,312
Sakata INX (3) 4,090,900 30,382
Sankyu  207,500 6,881
Sanwa Holdings  1,819,100 19,651
Stanley Electric  1,091,600 19,182
Sumitomo Seika Chemicals  652,700 14,679
Taiheiyo Cement  2,508,600 37,637
Taiyo Yuden  501,200 17,813
Takeuchi Manufacturing  915,700 17,696
Takuma  1,510,500 15,981
Tokyo Century  808,200 28,582
Tokyo Tatemono  3,057,800 45,033
Toyo Tire  2,625,300 35,284
Yellow Hat  2,455,200 32,121
Total Japan (Cost
$1,402,366
)
1,330,336
LUXEMBOURG 0.5%
Common Stocks 0.5%
Majorel Group Luxembourg  1,604,365 37,597
Total Luxembourg (Cost
$56,271
)
37,597
MEXICO 0.4%
Common Stocks 0.4%
Grupo Aeroportuario del Sureste, ADR (USD)  159,100 29,881
Total Mexico (Cost
$25,340
)
29,881
NETHERLANDS 1.8%
Common Stocks 1.8%
Aalberts  609,535 26,122
IMCD  360,497 57,733
Intertrust (1) 82,971 1,639

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Just Eat Takeaway.com (1) 702,827 12,882
Kendrion  464,692 7,319
Van Lanschot Kempen, CVA  946,116 21,666
Total Netherlands (Cost
$95,338
)
127,361
NEW ZEALAND 0.8%
Common Stocks 0.8%
Fisher & Paykel Healthcare  4,091,413 54,713
Total New Zealand (Cost
$5,919
)
54,713
RUSSIA 0.0%
Common Stocks 0.0%
HeadHunter Group, ADR (USD) (5) 975,900 —
Ozon Holdings, ADR (USD) (1)(5) 513,691 —
Total Russia (Cost
$40,432
)
—
SAUDI ARABIA 0.5%
Common Stocks 0.5%
Saudi Tadawul Group Holding  584,119 34,708
Total Saudi Arabia (Cost
$17,547
)
34,708
SPAIN 3.1%
Common Stocks 3.1%
Aedas Homes  1,286,887 22,049
Amadeus IT Group, Class A (1) 1,139,230 66,429
CIE Automotive  875,196 23,022
Fluidra  2,038,790 38,109
Laboratorios Farmaceuticos Rovi  1,112,260 58,237
Linea Directa Aseguradora Cia de Seguros y Reaseguros  10,483,390 11,635
Total Spain (Cost
$201,911
)
219,481
SWEDEN 2.5%
Common Stocks 2.5%
Ambea  1,762,284 8,687
Avanza Bank Holding (2) 1,808,925 34,904
Beijer Ref  1,252,940 19,875
MIPS  279,439 14,950
Olink Holding, ADR (USD) (1)(2) 1,053,500 14,170
Thule Group  2,079,129 60,361

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Trelleborg, Class B  985,674 24,219
Total Sweden (Cost
$115,872
)
177,166
SWITZERLAND 3.2%
Common Stocks 3.2%
ams (1) 2,498,252 20,622
Bossard Holding, Class A  53,960 12,027
DKSH Holding  587,456 48,288
Montana Aerospace (1) 1,840,489 36,665
PolyPeptide Group  408,609 19,391
Sensirion Holding (1) 165,158 19,168
SKAN Group (2) 86,991 4,923
Tecan Group  35,175 12,492
Valora Holding  192,569 52,637
Total Switzerland (Cost
$242,571
)
226,213
TAIWAN 0.3%
Common Stocks 0.3%
Chroma ATE  3,774,000 21,789
Total Taiwan (Cost
$25,995
)
21,789
UNITED ARAB EMIRATES 0.5%
Common Stocks 0.5%
Air Arabia  56,721,466 34,028
Total United Arab Emirates (Cost
$15,018
)
34,028
UNITED KINGDOM 19.8%
Common Stocks 19.8%
Abcam (1) 4,284,002 64,024
AJ Bell  4,952,308 19,055
Ascential (1)(3) 26,896,567 96,161
ASOS (1) 1,792,263 22,810
Auction Technology Group (1) 2,203,838 26,836
Baltic Classifieds Group (1) 12,755,405 25,628
Bridgepoint Group  4,835,668 15,107
Bytes Technology Group  4,911,966 27,111
Croda International  643,433 58,842
CVS Group  970,997 20,386
Dechra Pharmaceuticals  811,985 36,542
Derwent London  1,038,160 36,244
Diploma  348,276 11,696

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
Dr. Martens  8,388,798 26,633
FD Technologies (1) 1,325,970 31,669
Frontier Developments (1)(2) 1,268,578 24,096
Funding Circle Holdings (1) 17,557,830 7,966
Genuit Group  4,957,428 25,673
Genus  1,062,475 36,797
Helios Towers (1)(2) 20,059,885 35,268
Intermediate Capital Group  3,611,058 67,315
IQE (1)(2)(3) 63,755,960 34,015
Keywords Studios  2,466,207 75,821
Molten Ventures (1)(3) 7,972,921 46,498
National Express Group (1) 11,332,130 25,389
Ninety One  2,725,035 6,786
Ocado Group (1) 4,902,395 50,398
Oxford Nanopore Technologies (1) 4,545,026 17,752
Playtech (1) 1,928,133 11,554
Renishaw  689,805 36,621
Rightmove  3,093,235 24,182
Rotork  6,893,771 21,876
Spirax-Sarco Engineering  288,955 42,161
SSP Group (1) 9,807,756 30,499
Syncona (1) 9,502,442 23,884
Trainline (1) 11,937,039 57,788
Victorian Plumbing Group (1) 7,406,571 4,572
Victrex  1,532,305 36,090
Watches of Switzerland Group (1) 4,253,849 46,113
Weir Group  1,959,651 40,073
YouGov  5,010,230 66,808
Total United Kingdom (Cost
$1,319,308
)
1,414,739
UNITED STATES 0.3%
Common Stocks 0.3%
Wix.com (1) 314,400 18,653
Total United States (Cost
$18,939
)
18,653
VIETNAM 0.2%
Common Stocks 0.2%
FPT  4,634,380 17,055
Total Vietnam (Cost
$19,745
)
17,055

T. ROWE PRICE International Discovery Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.8%
Money Market Funds 2.8%
T. Rowe Price Government Reserve Fund, 2.03% (3)(6) 198,121,616 198,122
Total Short-Term Investments (Cost $198,122) 198,122
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 2.03% (3)(6) 51,991,963 51,992
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 51,992
Total Securities Lending Collateral (Cost $51,992) 51,992
Total Investments in Securities 100.0%
(Cost $6,497,169) $ 7,132,649
Other Assets Less Liabilities (0.0)% (596)
Net Assets 100.0% $ 7,132,053
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2022.
(3) Affiliated Companies
(4) China A shares held through the QFII are subject to certain restrictions.
(5) Level 3 in fair value hierarchy.
(6) Seven-day yield

T. ROWE PRICE International Discovery Fund

ADR American Depositary Receipts
CNH Offshore China Renminbi
CVA Dutch Certificate (Certificaten Van Aandelen)
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE International Discovery Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Arco Platform, Class A  $ (223) $ (5,387) $ —
Aruhi  (273) (6,100) 320
Ascential  (274) (49,854) —
CI&T, Class A  22 (1,811) —
Funding Circle Holdings  121 (30,696) —
IQE  (2,312) (5,621) —
Marcopolo  (513) 1,533 209
Molten Ventures ^^ 1,247 (60,694) —
Nextage  24,028 (3,250) 524
Nippon Soda  92 2,501 1,169
Obara Group  (80) (10,123) 279
Sakata INX  (365) (8,308) 740
Spin Master  (120) 4,292 —
Yellow Hat  64 (7,319) 438
T. Rowe Price Government Reserve Fund, 2.03% — — 512++
T. Rowe Price Short-Term Fund — — —++
Affiliates not held at period end (42,453) 28,050 102
Totals $ (21,039)# $ (152,787) $ 4,293+

T. ROWE PRICE International Discovery Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
07/31/22
Arco Platform, Class A  $ * $ 10,165 $ 1,275 $ *
Aruhi  20,770 — 765 *
Ascential  144,395 9,449 7,829 96,161
CI&T, Class A  — 13,471 144 *
Funding Circle Holdings  40,233 — 1,571 *
IQE  42,392 — 2,756 34,015
Marcopolo  21,455 — 1,300 21,688
Molten Ventures ^^ 115,166 — 7,974 46,498
Nextage  97,418 — 21,578 *
Nippon Soda  * 7,431 1,033 47,748
Obara Group  33,157 8,380 856 30,558
Sakata INX  33,376 6,367 1,053 30,382
Spin Master  56,576 — 1,916 *
V-Cube  30,254 — 58,304 —
Yellow Hat  * 7,578 931 *
T. Rowe Price Government
Reserve Fund, 2.03% 204,031  ¤  ¤ 250,114
T. Rowe Price Short-Term Fund 127,807  ¤  ¤ —
Total $ 557,164^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $4,293 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $605,161.
^^ Previously reported affiliate Draper Esprit changed its name to Molten Ventures.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE International Discovery Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Discovery Fund  (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Discovery Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent

T. ROWE PRICE International Discovery Fund

foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Discovery Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F38-054Q3 07/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 343,687 $ 6,517,160 $ — $ 6,860,847
Preferred Stocks — 21,688 — 21,688
Short-Term Investments 198,122 — — 198,122
Securities Lending Collateral 51,992 — — 51,992
Total $ 593,801 $ 6,538,848 $ — $ 7,132,649